Notes Receivable, net and Other (Consideration) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Oct. 10, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 0	$ 0		$ 1,281	$ 0	$ 78	$ 976
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash			$ 8,250
Note receivable - construction financing			3,543
Note receivable - certificate of occupancy			4,047
Other asset - future ownership rights of parking parcel			4,100
Other asset - free use of parking easement prior to development commencement			235
Other asset - reimbursement of parking fees while parking parcel is in development			462
Total			$ 20,637